Insurance service expenses and other expenditure - Key management remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Key management remuneration
Salaries and short-term benefits (including fees paid to non-executive directors)	$ 24.6	$ 27.0	$ 22.5
Post-employment benefits	1.3	1.0	1.0
Share-based payments	23.6	22.2	15.4
Payments on separation			1.0
Total key management remuneration	$ 49.5	$ 50.2	$ 39.9